Financial instruments - Fair values and risk management (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments and risk management
Financial liabilities, carrying amount	R$ 1,013,282	R$ 1,383,268
Loans and borrowings
Financial instruments and risk management
Financial liabilities, carrying amount	727,463	989,763
Lease liabilities
Financial instruments and risk management
Financial liabilities, carrying amount	44,899	62,808
Accounts payable for business acquired
Financial instruments and risk management
Financial liabilities, carrying amount	136,054	210,045
Contract liabilities
Financial instruments and risk management
Financial liabilities, carrying amount	48,079	32,136
Derivatives
Financial instruments and risk management
Financial liabilities, carrying amount		4,109
Liquidity risk
Financial instruments and risk management
Financial liabilities, carrying amount	1,013,282	1,383,268
Financial liabilities, Contractual cash flow	1,215,263	1,602,875
Liquidity risk | Suppliers and other payables
Financial instruments and risk management
Financial liabilities, carrying amount	21,690	33,376
Non-derivative financial liabilities, Contractual cash flow	21,690	33,376
Liquidity risk | Loans and borrowings
Financial instruments and risk management
Financial liabilities, carrying amount	727,463	989,763
Non-derivative financial liabilities, Contractual cash flow	911,313	1,176,743
Liquidity risk | Lease liabilities
Financial instruments and risk management
Financial liabilities, carrying amount	44,899	62,808
Non-derivative financial liabilities, Contractual cash flow	50,749	70,837
Liquidity risk | Accounts payable for business acquired
Financial instruments and risk management
Financial liabilities, carrying amount	136,054	210,045
Non-derivative financial liabilities, Contractual cash flow	148,335	234,643
Liquidity risk | Contract liabilities
Financial instruments and risk management
Financial liabilities, carrying amount	48,079	32,136
Non-derivative financial liabilities, Contractual cash flow	48,079	32,136
Liquidity risk | Other liabilities (current and non-current)
Financial instruments and risk management
Financial liabilities, carrying amount	35,097	51,031
Non-derivative financial liabilities, Contractual cash flow	35,097	51,031
Liquidity risk | Derivatives
Financial instruments and risk management
Financial liabilities, carrying amount		4,109
Derivative financial liabilities, Contractual cash flow		4,109
Liquidity risk | 6 months or less
Financial instruments and risk management
Financial liabilities, Contractual cash flow	179,476	351,103
Liquidity risk | 6 months or less | Suppliers and other payables
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	21,690	33,376
Liquidity risk | 6 months or less | Loans and borrowings
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	57,697	146,564
Liquidity risk | 6 months or less | Lease liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	13,047	13,903
Liquidity risk | 6 months or less | Accounts payable for business acquired
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	3,866	69,984
Liquidity risk | 6 months or less | Contract liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	48,079	32,136
Liquidity risk | 6 months or less | Other liabilities (current and non-current)
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	35,097	51,031
Liquidity risk | 6 months or less | Derivatives
Financial instruments and risk management
Derivative financial liabilities, Contractual cash flow		4,109
Liquidity risk | 6- 12 months
Financial instruments and risk management
Financial liabilities, Contractual cash flow	208,469	126,171
Liquidity risk | 6- 12 months | Suppliers and other payables
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 6- 12 months | Loans and borrowings
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	113,549	107,207
Liquidity risk | 6- 12 months | Lease liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	8,907	11,480
Liquidity risk | 6- 12 months | Accounts payable for business acquired
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	86,013	7,484
Liquidity risk | 6- 12 months | Contract liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 6- 12 months | Other liabilities (current and non-current)
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 6- 12 months | Derivatives
Financial instruments and risk management
Derivative financial liabilities, Contractual cash flow		0
Liquidity risk | 1-2 years
Financial instruments and risk management
Financial liabilities, Contractual cash flow	502,141	387,137
Liquidity risk | 1-2 years | Suppliers and other payables
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 1-2 years | Loans and borrowings
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	453,672	273,298
Liquidity risk | 1-2 years | Lease liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	13,361	17,981
Liquidity risk | 1-2 years | Accounts payable for business acquired
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	35,108	95,858
Liquidity risk | 1-2 years | Contract liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 1-2 years | Other liabilities (current and non-current)
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 1-2 years | Derivatives
Financial instruments and risk management
Derivative financial liabilities, Contractual cash flow		0
Liquidity risk | 2-5 Years
Financial instruments and risk management
Financial liabilities, Contractual cash flow	325,177	738,464
Liquidity risk | 2-5 Years | Suppliers and other payables
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 2-5 Years | Loans and borrowings
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	286,395	649,674
Liquidity risk | 2-5 Years | Lease liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	15,434	27,473
Liquidity risk | 2-5 Years | Accounts payable for business acquired
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	23,348	61,317
Liquidity risk | 2-5 Years | Contract liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 2-5 Years | Other liabilities (current and non-current)
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	R$ 0	0
Liquidity risk | 2-5 Years | Derivatives
Financial instruments and risk management
Derivative financial liabilities, Contractual cash flow		R$ 0